REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees of

Bluerock High Income Institutional Credit Fund

New York, New York

In planning and performing our audit of the financial statements of Bluerock High Income Institutional Credit Fund (the “Fund”) as of and for the period from June 21, 2022 (commencement of operations) to September 30, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (“GAAP”). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted the deficiency described below in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2022. This material weakness was considered in determining nature, timing, and extent of audit tests applied in our audit of the financial statements of the Fund as of and for the period from June 21, 2022 (commencement of operations) to September 30, 2022, and this does not affect our report, dated November 29, 2022, on those financial statements and financial highlights where interest income is properly stated.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

(p. 1 of 2)

A material weakness was identified relating to the design of the Fund’s internal controls over financial reporting for the proper determination of interest income from CLO equity investments on the effective yield method in accordance with ASC 325-40, Beneficial Interests in Securitized Financial Assets. Management has remedied this material weakness by adjusting its controls to ensure the determination of interest income from CLO equity investments is being performed utilizing the effective yield method.

This report is intended solely for the information and use of management and the Board of Trustees of Bluerock High Income Institutional Credit Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ BDO USA, LLP
New York, New York
November 29, 2022

(p. 2 of 2)